PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE-4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consists of the following:

	December 31, 2021	December 31, 2020
Advance to suppliers	$244,758	$117,819
VAT input credits	307,575	-
Issue cost related to convertible promissory notes	159,000	-
Deferred marketing expenses	1,000,000	-
Prepayment for land use right/ (i)	615,955	-
Security deposit (ii)	61,670	-
Others receivable (iii)	56,936	110,624
Prepaid expenses and other current assets	$2,445,894	$228,443

(i)	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB 3,925,233 (equivalent to $615,955) for the new facility. The Company made a full prepayment by November 18, 2021 . Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2022, the Company will reclassify this prepayment to intangible assets accordingly.

(ii)	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $61,670) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of April, 2022.

(iii)	Other receivables are mainly employee advances, and prepaid expenses.